Commitment and Contingencies: Legal Proceedings	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
5. Commitment and Contingencies: Legal Proceedings
From time to time, we have been and may be involved in various legal proceedings arising in our ordinary course of business. In the opinion of management, resolution of any pending claims (either individually or in the aggregate) is not expected to have a material adverse impact on our combined financial statements, cash flows or financial position and it is not possible to provide an estimated amount of any such loss. However, the outcome of disputes is inherently uncertain. Therefore, although management considers the likelihood of such an outcome to be remote, an unfavorable resolution of one or more matters could materially affect our future results of operations or cash flows, or both, in a particular period.

10. Commitments and Contingencies: Legal Proceedings
From time to time, we have been and may be involved in various legal proceedings arising in our ordinary course of business. In the opinion of management, resolution of any pending claims (either individually or in the aggregate) is not expected to have a material adverse impact on our combined financial statements, cash flows or financial position and it is not possible to provide an estimated amount of any such loss. However, the outcome of disputes is inherently uncertain. Therefore, although management considers the likelihood of such an outcome to be remote, an unfavorable resolution of one or more matters could materially affect our future results of operations or cash flows, or both, in a particular period.

Avista Public Acquisition Corp. II [Member]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights Agreement
Pursuant to a registration rights agreement entered into on August 9, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) had registration and shareholder rights to require the Company to register a sale of any of its securities held by them pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities were entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination.
Underwriting Agreement
The underwriters purchased Units at a purchase price of $9.80 per Unit (i.e., at a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate) upon the closing of the Initial Public Offering and the exercise of the over-allotment in full on August 12, 2021. In addition, the Company agreed to pay the underwriters a deferred underwriting fee of up to $0.35 per Unit, or $8,050,000 in the aggregate, which would be payable to the underwriters upon the consummation of the initial Business Combination, except that the Company’s management team would be permitted, in its sole discretion, to allocate up to 50% of the deferred underwriting fee, or $4,025,000 in the aggregate, to third parties that assist in identifying and consummating an initial Business Combination. On August 17, 2022, Credit Suisse waived its right to 50%, or $4,025,000 in the aggregate, of the deferred underwriting fee, and the Company has determined not to pay the 50% to any other advisors.
Forward Purchase Agreement
In connection with the consummation of the Initial Public Offering, the Company entered into a forward purchase agreement with the Sponsor which provides for the purchase of an aggregate of 10,000,000 Class A ordinary shares plus an aggregate of 3,333,333 redeemable warrants to purchase Class A ordinary shares at $11.50 per share, for an aggregate purchase price of $100,000,000, in the private placement. The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the Company’s Public Shareholders.
The forward purchase securities were issued in connection with the closing of the initial Business Combination. The proceeds from the sale of forward purchase securities were used as part of the consideration to the sellers in the Company’s initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post-transaction company.
On March 23, 2022, in connection with the execution of the Merger Agreement, the Company entered into the A&R FPA with the Sponsor and Legacy OmniAb. Pursuant to the A&R FPA, the Company agreed that, in connection with the consummation of the OmniAb Business Combination, they would issue and sell to the Sponsor 1,500,000 shares of OmniAb Common Stock and warrants to acquire 1,666,667 shares of OmniAb Common Stock for an aggregate purchase price of $15.0 million with such purchases to be consummated immediately following the re-domestication
to Delaware and prior to the OmniAb Business Combination. In addition, the Sponsor agreed to purchase up to an additional 10,000,000 shares of OmniAb Common Stock and up to an additional 1,666,667 warrants, for an aggregate additional purchase price of up to $100.0 million, in order to backstop shareholder redemptions to the extent such redemptions would result in the cash proceeds to be received by OmniAb stockholders from the Trust Account to be less than $100.0 million. The A&R FPA also provided that in the event the Merger Agreement was terminated by Ligand under circumstances in which the Termination Fee (as defined in the Merger Agreement) would be payable under the Merger Agreement, Ligand would pay the Sponsor a termination fee of $12.5 million in connection therewith. Pursuant to the A&R FPA, in connection with the Business Combination, the Sponsor was issued 8,672,934 Backstop Shares and 1,445,489 Backstop Warrants for an aggregate purchase price of $86,729,340 in order to backstop the redemptions. In addition, pursuant to the A&R FPA, the Sponsor was issued 1,500,000 Forward Purchase Shares and 1,666,667 Forward Purchase Warrants for an aggregate purchase price of $15,000,000, on a private placement basis.
As a result of the A&R FPA, the Company evaluated the modification of the equity contract, which resulted in a reclassification between equity and a liability, in which the difference between the fair value at issuance of the original forward purchase agreement and the fair value at issuance of the A&R FPA (the modification date) was treated as a deemed dividend. An amount of $225,000 was recorded to accumulated deficit as a deemed dividend upon modification of the forward purchase agreement on March 23, 2022.

NOTE 6. COMMITMENTS
Registration and Shareholder Rights Agreement
Pursuant to a registration rights agreement entered into on August 9, 2021, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants issued upon conversion of the Working Capital Loans) will have registration and shareholder rights to require the Company to register a sale of any of its securities held by them pursuant to a registration and shareholder rights agreement to be signed prior to or on the effective date of the Initial Public Offering. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $4,600,000 in the aggregate, upon the closing of the Initial Public Offering and exercise of the over-allotment in full on August 12, 2021. In addition, $0.35 per unit, or $8,050,000 in the aggregate will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the Underwriting Agreement.

Forward Purchase Agreement
In connection with the consummation of the Initial Public Offering, the Company entered into a forward purchase agreement with the Sponsor, Avista Acquisition LP II, a Cayman Islands exempted limited partnership, which provides for the purchase of an aggregate of 10,000,000 Class A ordinary shares plus an aggregate of 3,333,333 redeemable warrants to purchase Class A ordinary shares at $11.50 per share, for an aggregate purchase price of $100,000,000, in the private placement. The obligations under the forward purchase agreement do not depend on whether any Class A ordinary shares are redeemed by the Company’s public shareholders.
The forward purchase securities will be issued in connection with the closing of the initial Business Combination. The proceeds from the sale of forward purchase securities will be used as part of the consideration to the sellers in the Company’s initial Business Combination, expenses in connection with the initial Business Combination or for working capital in the post-transaction company.